SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net income per share (Details)	12 Months Ended
Dec. 31, 2019 shares
Acquired Businesses
Business Acquisition [Line Items]
Consideration of ordinary shares	61,981,412